STOCK OPTIONS (Details 2) - Employee Stock Option [Member] - $ / shares	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.22	$ 0.22	$ 0.52	$ 0.19	$ 0
Number of Options	4,082,988	3,768,428	416,667	1,310,665	0
Number of Exercisable Options	370,132
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165
Number of Options	531,606
Expiry Date	Apr. 11, 2021
Number of Exercisable Options	177,202
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	264,230
Expiry Date	Jun. 20, 2021
Number of Exercisable Options	88,077
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	2,972,592
Expiry Date	Jul. 01, 2021
Number of Exercisable Options	0
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	314,560
Expiry Date	Feb. 17, 2022
Number of Exercisable Options	104,853